Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Schedule of Amount Due to Related Parties

The amounts due to related parties as of September 30, 2024 and March 31, 2024 were as follows:

	September 30, 2024 (Unaudited)	March 31, 2024

Jiangsu Health Pharmaceutical	$7,447,077	$1,047,550
	$7,447,077	$1,047,550